Receivables - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of receivables [Line Items]
Income tax receivable	€ 277	€ 229
Aegon N.V [member]
Disclosure of receivables [Line Items]
Income tax receivable	€ 189	€ 157
Aegon N.V [member] | Top of range [member]
Disclosure of receivables [Line Items]
Receivables from group companies and other receivables, maturity	1 year